Value Line Aggressive Income Trust
Value Line Aggressive Income Trust
Investment objectives
The investment objective of the Value Line Aggressive Income Trust (the “Fund”) is to maximize current income.
Capital appreciation is a secondary objective but only when consistent with the Fund’s primary objective.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage o f the value of your investment)
Annual Fund Operating Expenses		Value Line Aggressive Income Trust VALUE LINE AGGRESSIVE INCOME TRUST
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.48%
Expenses (as a percentage of Assets)		1.48%
Fee Waiver or Reimbursement	[1]	(0.30%)
Net Expenses (as a percentage of Assets)		1.18%
[1]	Effective June 1, 2011 through May 31, 2012, EULAV Asset Management (the "Adviser") and EULAV Securities LLC (the "Distributor") have contractually agreed to waive the portion of the management fee equal to 0.20% of the Fund's average daily net assets and the portion of the 12b-1 fee equal to 0.10% of the Fund's average daily net assets, respectively. The waivers cannot be terminated without the approval of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VALUE LINE AGGRESSIVE INCOME TRUST (USD $)	1 year	3 years	5 years	10 years
Value Line Aggressive Income Trust	120	438	779	1,743

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objectives, under normal conditions, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s net assets in higher-yielding, lower rated fixed-income corporate securities (also known as “junk bonds”). These securities are issued by companies that are rated B+ or lower for relative financial strength in either the Standard or Small and Mid-Cap Editions of The Value Line Investment Survey or rated BB+ or below by Standard & Poor’s Ratings Services (“S&P”) or Ba1 or below by Moody’s Investors Services, Inc. (“Moody’s”) or are determined by the Adviser to be of comparable credit quality. In deciding which securities to buy, hold or sell, the Adviser considers a number of factors, including the issuer’s creditworthiness, economic prospects and interest rate trends as well as the security’s credit rating.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments.

Higher-yielding, lower rated securities (junk bonds) have speculative characteristics, are subject to greater market fluctuations and involve greater investment risk, including the possibility of default or bankruptcy, and lack of liquidity and risk of loss of income and principal, than is the case with lower yielding, higher rated securities.

The Fund may have a high portfolio turnover rate which may result in higher brokerage commissions and may negatively affect the Fund's performance. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser's investment strategies will produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The Fund is not recommended for investors whose principal objectives are assured income or capital preservation. For a more complete discussion of risk, please turn to page 9.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclay’s Capital U.S. Corporate High - Yield Bond Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns (before taxes) as of 12/31 each year

Best Quarter:	Q2 2009	+11.97%
Worst Quarter:	Q4 2008	-16.73%

The Fund's year-to-date return for the three months ended March 31, 2011, was 2.73%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Value Line Aggressive Income Trust	Label	1 Year	5 Years	10 Years
VALUE LINE AGGRESSIVE INCOME TRUST	Return before taxes	10.64%	6.57%	7.31%
VALUE LINE AGGRESSIVE INCOME TRUST After Taxes on Distributions	Return after taxes on distributions	8.29%	4.13%	4.58%
VALUE LINE AGGRESSIVE INCOME TRUST After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	6.84%	4.14%	4.58%
Barclay'S Capital U.S. Corporate High-Yield Bond Index	Barclay's Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.12%	8.91%	8.88%